Note 2 - Significant Accounting Policies (Details Textual) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash	$ 13.4
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	12,010,000	13,208,000	13,779,000
Minimum [Member]
Equipment, Declining Balance Depreciation, Rate	20.00%
Maximum [Member]
Equipment, Declining Balance Depreciation, Rate	30.00%